Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

April 30, 2021

EDT-QTLY-0621
1.950996.108

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	2,443,000	$141,180,970
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	2,053,234	25,870,748
Interactive Media & Services - 2.4%
Alphabet, Inc. Class A (a)	81,491	191,789,069
Facebook, Inc. Class A (a)	129,300	42,032,844
		233,821,913
Media - 5.3%
Comcast Corp. Class A	4,982,804	279,784,445
Fox Corp. Class A	823,410	30,812,002
Interpublic Group of Companies, Inc.	4,332,014	137,541,445
WPP PLC	4,335,962	58,457,959
		506,595,851
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	654,553	86,486,088

TOTAL COMMUNICATION SERVICES		993,955,570

CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.8%
Lear Corp.	431,013	79,237,430
Household Durables - 0.8%
Newell Brands, Inc.	1,050,700	28,326,872
Whirlpool Corp.	204,924	48,454,280
		76,781,152
Multiline Retail - 1.0%
Dollar General Corp.	467,939	100,489,900
Specialty Retail - 1.6%
Best Buy Co., Inc.	772,900	89,865,083
Lowe's Companies, Inc.	301,400	59,149,750
		149,014,833
Textiles, Apparel & Luxury Goods - 2.2%
PVH Corp.	1,130,885	127,993,564
Tapestry, Inc.	1,658,155	79,342,717
		207,336,281

TOTAL CONSUMER DISCRETIONARY		612,859,596

CONSUMER STAPLES - 6.6%
Beverages - 0.4%
C&C Group PLC (United Kingdom) (a)	769,754	3,148,810
Coca-Cola European Partners PLC	672,100	38,188,722
		41,337,532
Food & Staples Retailing - 1.5%
Kroger Co.	2,438,000	89,084,520
U.S. Foods Holding Corp. (a)	1,363,130	56,515,370
		145,599,890
Food Products - 1.9%
Mondelez International, Inc.	2,175,500	132,292,155
Tyson Foods, Inc. Class A	556,700	43,116,415
		175,408,570
Household Products - 2.8%
Procter & Gamble Co.	1,298,000	173,179,160
Reckitt Benckiser Group PLC	808,400	71,978,053
Spectrum Brands Holdings, Inc.	288,527	25,430,770
		270,587,983

TOTAL CONSUMER STAPLES		632,933,975

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	1,153,654	19,266,022
Oil, Gas & Consumable Fuels - 1.6%
Dynagas LNG Partners LP (a)(b)	994,300	2,803,926
Golar LNG Ltd. (a)	1,236,033	14,189,659
Parex Resources, Inc. (a)	4,782,041	90,065,695
Teekay LNG Partners LP	2,662,555	39,672,070
		146,731,350

TOTAL ENERGY		165,997,372

FINANCIALS - 19.1%
Banks - 7.6%
Bank of America Corp.	5,862,000	237,586,860
Cullen/Frost Bankers, Inc.	235,300	28,250,118
JPMorgan Chase & Co.	1,438,200	221,209,542
M&T Bank Corp.	669,544	105,580,393
PNC Financial Services Group, Inc.	695,900	130,098,505
		722,725,418
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	464,431	74,852,344
BlackRock, Inc. Class A	40,100	32,853,930
Invesco Ltd.	1,267,824	34,231,248
State Street Corp.	290,139	24,357,169
		166,294,691
Consumer Finance - 2.2%
Capital One Financial Corp.	559,674	83,436,200
Discover Financial Services	1,101,134	125,529,276
		208,965,476
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	1,396,466	383,958,325
Insurance - 3.6%
Allstate Corp.	214,003	27,135,580
American International Group, Inc.	974,900	47,233,905
Chubb Ltd.	766,439	131,513,268
The Travelers Companies, Inc.	889,070	137,503,566
		343,386,319

TOTAL FINANCIALS		1,825,330,229

HEALTH CARE - 16.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	891,700	150,411,956
Amgen, Inc.	489,598	117,327,265
Regeneron Pharmaceuticals, Inc. (a)	116,000	55,830,800
		323,570,021
Health Care Providers & Services - 8.9%
Anthem, Inc.	279,826	106,163,186
Centene Corp. (a)	2,956,503	182,534,495
Cigna Corp.	831,107	206,953,954
CVS Health Corp.	1,219,034	93,134,198
Humana, Inc.	155,422	69,200,091
UnitedHealth Group, Inc.	470,544	187,652,947
		845,638,871
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	2,990,148	186,645,038
Roche Holding AG (participation certificate)	358,339	116,874,361
Sanofi SA sponsored ADR	1,758,278	92,081,019
		395,600,418

TOTAL HEALTH CARE		1,564,809,310

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.4%
L3Harris Technologies, Inc.	483,000	101,058,090
Northrop Grumman Corp.	345,500	122,459,020
		223,517,110
Air Freight & Logistics - 0.5%
Deutsche Post AG	854,300	50,315,864
Building Products - 2.4%
Johnson Controls International PLC	935,600	58,325,304
Owens Corning (b)	952,400	92,201,844
Trane Technologies PLC	454,971	79,087,609
		229,614,757
Electrical Equipment - 1.0%
Regal Beloit Corp.	430,300	62,148,229
Vestas Wind Systems A/S	847,840	35,391,775
		97,540,004
Industrial Conglomerates - 2.6%
3M Co.	622,500	122,719,650
Siemens AG	744,700	124,241,970
		246,961,620
Machinery - 4.2%
ITT, Inc.	808,900	76,287,359
Oshkosh Corp.	1,051,600	130,850,588
Otis Worldwide Corp.	816,200	63,557,494
Pentair PLC	1,042,900	67,277,479
Stanley Black & Decker, Inc.	304,100	62,878,757
		400,851,677

TOTAL INDUSTRIALS		1,248,801,032

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,751,075	190,967,228
Electronic Equipment & Components - 1.3%
TE Connectivity Ltd.	934,938	125,721,113
IT Services - 2.0%
Amdocs Ltd.	795,838	61,072,608
Capgemini SA	248,100	45,457,601
Cognizant Technology Solutions Corp. Class A	986,879	79,345,072
		185,875,281
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	295,700	56,925,207
Software - 0.4%
NortonLifeLock, Inc.	1,927,028	41,643,075

TOTAL INFORMATION TECHNOLOGY		601,131,904

MATERIALS - 3.5%
Chemicals - 1.4%
DuPont de Nemours, Inc.	952,895	73,477,733
International Flavors & Fragrances, Inc.	413,760	58,824,259
		132,301,992
Metals & Mining - 2.1%
BHP Billiton Ltd. sponsored ADR (b)	160,100	11,648,876
Lundin Mining Corp.	7,358,300	88,899,447
Newmont Corp.	1,634,729	102,023,437
		202,571,760

TOTAL MATERIALS		334,873,752

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	383,300	97,653,341
Simon Property Group, Inc.	518,894	63,170,156
		160,823,497
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	2,343,672	199,680,854

TOTAL REAL ESTATE		360,504,351

UTILITIES - 8.3%
Electric Utilities - 6.8%
Duke Energy Corp.	1,008,200	101,515,658
Evergy, Inc.	1,380,000	88,278,600
Exelon Corp.	2,348,806	105,555,342
PG&E Corp. (a)	8,392,000	94,997,440
Portland General Electric Co.	1,094,400	55,661,184
PPL Corp.	1,521,300	44,315,469
Southern Co.	2,324,076	153,784,109
		644,107,802
Multi-Utilities - 1.5%
Dominion Energy, Inc.	1,834,400	146,568,560

TOTAL UTILITIES		790,676,362

TOTAL COMMON STOCKS
(Cost $6,460,586,505)		9,131,873,453

Nonconvertible Preferred Stocks - 2.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,863,454
INFORMATION TECHNOLOGY - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co. Ltd.	2,751,230	180,335,121
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $114,782,072)		185,198,575

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $39,388,298)	30,363,145	17,150,683

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (f)	166,166,486	166,199,720
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	9,201,664	9,202,584
TOTAL MONEY MARKET FUNDS
(Cost $175,402,304)		175,402,304
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $6,790,159,179)		9,509,625,015
NET OTHER ASSETS (LIABILITIES) - 0.3%		29,969,971
NET ASSETS - 100%		$9,539,594,986

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,150,683 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$39,388,298

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,780
Fidelity Securities Lending Cash Central Fund	86,297
Total	$101,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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